RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On February 16, 2021, the Original Sponsor purchased 8,625,000 shares of the Company’s Class B ordinary shares for an aggregate price of $25,000, and on December 18, 2021, the Original Sponsor surrendered 2,156,250 Class B ordinary shares, so that the Original Sponsor then owned an aggregate of 6,468,750 Class B ordinary shares. On February 11, 2022, the Company effected a 1.11111111-for-1.0 share dividend of its Class B ordinary shares, so that the Original Sponsor owned an aggregate of 7,187,500 Founder Shares. The share dividend was retroactively restated. Since the underwriters’ exercised their overallotment option in full upon IPO, none of the Founder Shares were forfeited.

The Founder Shares are subject to certain transfer restrictions, as described in this Note 5.

The Initial Shareholders agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

On August 18, 2023, SRIRAMA Associates, LLC, a Delaware limited liability company (the “New Sponsor”) purchased from the Original Sponsor (x) 4,317,500 Class A Ordinary Shares and (y) 6,834,333 Private Placement Warrants for an aggregate purchase price of $1.00, payable at the time of the initial Business Combination.

Related Party Loans

On February 16, 2021, the Original Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the IPO pursuant to a promissory note (the “Note”). This loan was non-interest bearing and payable on the earlier of June 30, 2023 or the completion of the IPO. As of December 31, 2021 the amount outstanding was $238,596. The Note was subsequently paid off in February 2022 after the IPO and there was no amount outstanding as of as of March 31, 2024 and December 31, 2023.

In addition, in order to finance transaction costs in connection with a Business Combination, the New Sponsor or an affiliate of the New Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. As of March 31, 2024 and December 31, 2023, $450,000 and $250,000 in Working Capital Loans were outstanding.

Administrative Services Fee

The Company entered into an agreement, commencing on the effective date of the IPO through the earlier of the consummation of a Business Combination and the Company’s liquidation, to pay an affiliate of the Original Sponsor a monthly fee of $10,000 for office space, secretarial and administrative services. For the three months ended March 31, 2024 and 2023, the Company has incurred $30,000 and $30,000, respectively, of expenses under this arrangement.

Due to affiliate

As of March 31, 2024 and December 31, 2023, $268,939 and $238,939, respectively, has been accrued and shown as ‘Due to affiliate’ in the accompanying condensed consolidated balance sheet for the administrative services fees described above and a residual balance due from IPO proceeds. The amount is due to New Sponsor and will be repaid as soon as practical from the Company’s operating account.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On February 16, 2021, the Original Sponsor purchased 8,625,000 shares of the Company’s Class B ordinary shares for an aggregate price of $25,000, and on December 18, 2021, the Original Sponsor surrendered 2,156,250 Class B ordinary shares, so that the Original Sponsor then owned an aggregate of 6,468,750 Class B ordinary shares. On February 11, 2022, the Company effected a 1.11111111-for-1.0 share dividend of its Class B ordinary shares, so that the Original Sponsor owned an aggregate of 7,187,500 Founder Shares. The share dividend was retroactively restated. Since the underwriters’ exercised their overallotment option in full upon IPO, none of the Founder Shares were forfeited.

The Founder Shares are subject to certain transfer restrictions, as described in this Note 5.

The Initial Shareholders agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

On August 18, 2023, SRIRAMA Associates, LLC, a Delaware limited liability company (the “New Sponsor”) purchased from the Original Sponsor (x) 4,317,500 Class A Ordinary Shares and (y) 6,834,333 private placement warrants for an aggregate purchase price of $1.00, payable at the time of the initial Business Combination.

Related Party Loans

On February 16, 2021, the Original Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the IPO pursuant to a promissory note (the “Note”). This loan was non-interest bearing and payable on the earlier of June 30, 2023 or the completion of the IPO. As of December 31, 2021 the amount outstanding was $238,596. The Note was subsequently paid off in February 2022 after the IPO and there was no amount outstanding as of as of December 31, 2023 and 2022.

In addition, in order to finance transaction costs in connection with a Business Combination, the New Sponsor or an affiliate of the New Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. As of December 31, 2023 and 2022, $158,848 and $0, respectively, of Working Capital Loans were outstanding.

Administrative Services Fee

The Company entered into an agreement, commencing on the effective date of the IPO through the earlier of the consummation of a Business Combination and the Company’s liquidation, to pay an affiliate of the Original Sponsor a monthly fee of $10,000 for office space, secretarial and administrative services. For the year ended December 31, 2023 and 2022, the Company has incurred $120,000 and $100,000, respectively, of expenses under this arrangement.

Loan and Transfer Agreement

On December 21, 2023 the Company entered into a Loan and Transfer Agreement between the Company, the Sponsor, and SSVK Associates, LLC (the “Lender”), pursuant to which the Lender loaned an aggregate of $250,000 (the “Funded Amount”) to the Sponsor (the “Sponsor Loan”) and the Sponsor loaned $250,000 to the Company (the “SPAC Loan”). As of December 31, 2023 and December 31, 2022, there was $155,848 and $0 in borrowings under the agreement, respectively (see note 6).

The Company analyzed its Loan and Transfer Agreements under ASC 480 “Distinguishing Liabilities from Equity” and ASC 815 “Derivatives and Hedging” and concluded that bifurcation of a single derivative that comprises all of the fair value of the conversion feature(s) (i.e., derivative instrument(s)) is not necessary under ASC 815-15-25-7 through 25-10. As a result, all debt proceeds received from Lender have been recorded using the relative fair value method of accounting under ASC 470 “Debt”. As of December 31, 2023, the Sponsor received an aggregate of $155,848 under the Loan and Transfer Agreement of which $155,848 was funded to the Company. The amounts received under the Loan and Transfer Agreement were recorded as a Loan and Transfer Liability on the accompanying consolidated balance sheets. The debt discount is being amortized to interest expense as a non-cash charge over the term of the loan and transfer liability, in which is generally the Company’s expected Business Combination date at the time of each draw. During the year ended December 31, 2023, the Company recorded $8,966 of interest expense related to the amortization of the debt discount. The remaining balance of the debt discount as of December 31, 2023 amounted to $143,464.

Pursuant to ASC 470, the Company recorded the fair value of the loan and transfer liability on the consolidated balance sheets using the relative fair value method and the related amortization of the debt discount on its consolidated statements of operations. The initial fair value of the subscription liability at issuance was estimated using a Black Scholes and Probability Weighted Expected Return Model.

Due to affiliate

As of December 31, 2023 and 2022, $238,939 and $122,689, respectively, has been accrued and shown as ‘Due to affiliate’ in the accompanying consolidated balance sheet for the administrative services fees described above and a residual balance due from IPO proceeds. The amount is due to New Sponsor and will be repaid as soon as practical from the Company’s operating account~~.~~

Visiox Pharmaceuticals, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS

TardiMed Sciences, LLC

TardiMed Sciences, LLC, a Connecticut limited liability company (“TardiMed”) is a founder and seed investor of the Company and has been intimately involved in Company dealings at all stages. Michael Derby, former Chairman of the Board of the Company is a Managing Member of TardiMed. Zachary Rome, Board Member of the Company is a partner of TardiMed. As of March 31, 2024, TardiMed holds 618,325 shares of convertible Series A Preferred Stock, and 10,000,000 shares of convertible Series B Preferred Stock, which represent 33% and 93% or an aggregate 75% of the total voting power of the Company, after factoring in the effects of dilution. Michael Derby and Zachary Rome were both issued 801,436 and 801,435 restricted equity units, respectively.

For the three months ended March 31, 2024 and 2023, the Company incurred $0 and $300,000, respectively, for management services. The Agreement with TardiMed was terminated on December 26, 2023.

For the three months ended March 31, 2024 and 2023, the Company incurred $3,351 and $40,009 respectively, for reimbursable expenses from TardiMed.

As of March 31, 2024 and December 31, 2023, the Company owed TardiMed $1,750,000.

11. RELATED PARTY TRANSACTIONS

TardiMed Sciences, LLC

TardiMed Sciences, LLC, a Connecticut limited liability company (“TardiMed”) is a founder and seed investor of the Company and has been intimately involved in the Company at all stages. Michael Derby, former Chairman of the Board of the Company is a Managing Member of TardiMed. Zachary Rome, Board Member of the Company is a partner of TardiMed. As of December 31, 2023, TardiMed holds 618,325 shares of convertible Series A Preferred Stock, and 10,000,000 shares of convertible Series B Preferred Stock, which represent 33% and 93% or an aggregate 75% of the total voting power of the Company, after factoring in the effects of dilution. Michael Derby and Zachary Rome were both issued 801,436 and 801,435 restricted equity units, respectively.

11. RELATED PARTY TRANSACTIONS (cont.)

For the years ended December 31, 2023 and 2022, the Company incurred $1,200,000 and $1,200,000, respectively, for management services.

For the years ended December 31, 2023 and 2022, the Company incurred $100,843 and $94,549 respectively, for reimbursable expenses from TardiMed.

As of December 31, 2023 and 2022, the Company had an outstanding balance owed to TardiMed of $1,750,000 and 800,156, respectively, which is included in accounts payable and accrued expenses on the accompanying consolidated balance sheet.